Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Summary of Financial Instruments whose Contract Amount Represents Credit Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2019	2018
Commitments to extend credit	$210,579	$172,257
Letters of credit	741	1,045